Putnam Investments
One Post Office Square
Boston, MA 02109
January 3, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Funds Trust (the “Trust”) (Reg. Nos. (333-515) (811-07513)), on behalf of Putnam Emerging
Markets Equity Fund, Putnam Global Consumer Fund, Putnam Global Financials Fund, Putnam Global
Industrials Fund, Putnam Global Technology Fund, and Putnam Global Telecommunications Fund; (the
‘Funds”) Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No 273 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2017.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Putnam Funds Trust
On behalf of:
Putnam Emerging Markets Equity Fund, Putnam
Global Consumer Fund, Putnam Global Financials
Fund, Putnam Global Industrials Fund, Putnam
Global Technology Fund, and Putnam Global
Telecommunications Fund

Very truly yours,

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: James E. Thomas, Esq.